General (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Date of incorporated	Jun. 30, 2013
Cash, cash equivalents and short-term deposits	$ 7.7
Net cash used in operating activities	2.9
Accumulated losses	$ 39.2